PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,
	2023	2024
	US$’000	US$’000
Investment property	442	442
Computer software	225	229
Renovation	87	87
Office equipment	15	16
Furniture and fittings	34	34
Motor vehicle	239	239
Subtotal	1,042	1,047
Accumulated depreciation	(409)	(469)
Property, plant and equipment, net	633	578

Depreciation expense was US$62,217 and US$60,430 for the years ended December 31, 2023 and 2024, respectively.